UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Quarter Ended: 	September 30, 2009

Check here if Amendment  [   ]; Amendment Number: ________
This Amendment (Check only one.):	[   ]  is a restatement
                        		[   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Argus Investors' Counsel, Inc.
Address:       Holly Pond Plaza, 1281 E. Main St. 1st fl
               Stamford, Connecticut 06902

13F Filing Number:  28-542

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all requirements, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Sharon D. Wagoner
Title:    Chairman, Secretary and Chief Compliance Officer
Phone:    (203) 316-9000

Signature, Place and Date of Signing:

/s/Sharon D. Wagoner 	Stamford, Connecticut	       October 19, 2009
	[Signature]		[City, State]			[Date]

Report Type  (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ )   13F COMBINATION REPORT.  (Check here if a portion of the
holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None





FORM 13F SUMMARY PAGE
Report Summary:

Number of other included Managers: None

Form 13F information Table Entry Total: 52

Form 13F information Table Value Total: 196450


List of other included managers: None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. (None)

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Co Com                      COM              88579Y101     4668    63250 SH       SOLE                    55450              7800
Abbott Labs Com                COM              002824100     3769    76185 SH       SOLE                    74155              2030
Air Prods & Chems Inc Com      COM              009158106     4319    55675 SH       SOLE                    49800              5875
Alcoa Inc Com                  COM              013817101     3224   245700 SH       SOLE                   216500             29200
American Express Co Com        COM              025816109     4333   127830 SH       SOLE                   111950             15880
Amgen Inc Com                  COM              031162100     3965    65830 SH       SOLE                    56260              9570
Apple Inc Com                  COM              037833100     5145    27760 SH       SOLE                    24125              3635
Archer Daniels Midland Com     COM              039483102     4172   142785 SH       SOLE                   124650             18135
Automatic Data Process Com     COM              053015103     4169   106080 SH       SOLE                    92400             13680
Becton Dickinson & Co Com      COM              075887109     3795    54410 SH       SOLE                    46725              7685
Caterpillar Inc Del Com        COM              149123101     3733    72725 SH       SOLE                    70450              2275
Cisco Sys Inc Com              COM              17275R102     4348   184690 SH       SOLE                   158950             25740
Coca-Cola Co Com               COM              191216100      765    14240 SH       SOLE                    14240
Corning Inc Com                COM              219350105     2713   177200 SH       SOLE                   147800             29400
Costco Whsl Corp Com           COM              22160K105     3828    67900 SH       SOLE                    58700              9200
Disney Walt Co Com             COM              254687106     4346   158260 SH       SOLE                   136930             21330
Emerson Elec Co Com            COM              291011104     4009   100030 SH       SOLE                    97950              2080
Exxon Mobil Corp Com           COM              30231G102     3194    46548 SH       SOLE                    40275              6273
Fedex Corp Com                 COM              31428X106     4457    59250 SH       SOLE                    52430              6820
General Dynamics Corp Com      COM              369550108     4493    69550 SH       SOLE                    61350              8200
General Elec Co Com            COM              369604103     3285   200041 SH       SOLE                   192250              7791
Google Inc Cl A                COM              38259P508     4225     8520 SH       SOLE                     7340              1180
Home Depot Inc Com             COM              437076102     4195   157470 SH       SOLE                   134800             22670
Illinois Tool Wks Inc Com      COM              452308109     4320   101140 SH       SOLE                    87200             13940
Ingersoll-Rand PLC             COM              G47791101     3932   128205 SH       SOLE                   107935             20270
Intel Corp Com                 COM              458140100     4580   234050 SH       SOLE                   204350             29700
International Bus Mach Com     COM              459200101     4056    33910 SH       SOLE                    29215              4695
International Paper Co Com     COM              460146103     3645   163975 SH       SOLE                   159400              4575
JP Morgan Chase & Co Com       COM              46625H100     3862    88138 SH       SOLE                    85206              2932
Johnson & Johnson Com          COM              478160104     4650    76370 SH       SOLE                    66650              9720
Kimberly Clark Corp Com        COM              494368103     4319    73225 SH       SOLE                    64215              9010
McDonalds Corp Com             COM              580135101     3780    66235 SH       SOLE                    57575              8660
McGraw-Hill Cos Inc            COM              580645109     2841   113000 SH       SOLE                    98190             14810
Microsoft Corp Com             COM              594918104     4078   158540 SH       SOLE                   137000             21540
Morgan Stanley Com             COM              617446448     4048   131080 SH       SOLE                   112450             18630
Nucor Corp Com                 COM              670346105     3636    77350 SH       SOLE                    68950              8400
Pepsico Inc Com                COM              713448108     3430    58465 SH       SOLE                    48575              9890
Pfizer Inc Com                 COM              717081103     3773   227985 SH       SOLE                   198625             29360
Procter & Gamble Co Com        COM              742718109     4116    71064 SH       SOLE                    62582              8482
Qualcomm Inc Com               COM              747525103     3820    84930 SH       SOLE                    73300             11630
Royal Dutch Shell Plc Spons AD COM              780259206      589    10300 SH       SOLE                    10300
Schlumberger Ltd Com           COM              806857108     3569    59875 SH       SOLE                    58100              1775
Staples Inc Com                COM              855030102     4546   195800 SH       SOLE                   168750             27050
Stryker Corp Com               COM              863667101     3913    86130 SH       SOLE                    75950             10180
Time Warner Inc Com            COM              887317303     2908   101043 SH       SOLE                    86061             14982
US Bancorp DE Com              COM              902973304     3935   180000 SH       SOLE                   158100             21900
Unilever NV NY                 COM              904784709     4204   145660 SH       SOLE                   141450              4210
Union Pac Corp Com             COM              907818108     4206    72090 SH       SOLE                    62850              9240
Valero Energy Corp Com         COM              91913Y100      320    16500 SH       SOLE                                      16500
Verizon Communications Com     COM              92343V104     4043   133581 SH       SOLE                   116625             16956
Wal-Mart Stores Inc Com        COM              931142103     3710    75575 SH       SOLE                    64950             10625
Walgreen Co Com                COM              931422109     4472   119350 SH       SOLE                   101425             17925